Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment consisted of the following:
	Useful Life (years)	June 30, 2023	December 31, 2022
Leasehold improvements	5.1	$789,839	$789,839
Property & equipment	5	2,288,593	2,206,004
Technology hardware equipment	5	1,211,893	1,200,504
Total		4,290,325	4,196,347
Less accumulated depreciation		(2,320,216)	(2,003,341)
Construction in progress		19,814,374	12,974,361
Total property and equipment, net		$21,784,483	$15,167,367
Property and equipment consisted of the following:
	Useful Life (years)	December 31, 2022	December 31, 2021
Leasehold improvements	5.1	$789,839	$789,839
Property & equipment	5	2,206,004	1,216,609
Technology hardware equipment	5	1,200,504	773,535
Total		4,196,347	2,779,983
Less accumulated depreciation		(2,003,341)	(1,492,892)
Construction in progress		12,974,361	150,220
Total property and equipment, net		$15,167,367	$1,437,311